Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,697,154.74
Total Fee Amount	6,586.98
Total Offset Amount	0.00
Net Fee	$ 6,586.98
Offering Table N/A
Offset Table N/A	N/A